LEASE LIABILITIES - Additional information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
LEASE LIABILITIES
Lease liabilities	$ 114.2	$ 122.6	$ 143.4
Minimum
LEASE LIABILITIES
Interest rates on lease liabilities (as a percent)	0.60%	0.60%
Maximum
LEASE LIABILITIES
Interest rates on lease liabilities (as a percent)	8.50%	8.50%
Parent
LEASE LIABILITIES
Lease liabilities	$ 28.9	$ 32.2